Investment and U.S. Partnership - Mainpointe Pharmaceuticals, LLC - Disclosure of aggregate consideration received in investment and U.S. partnership (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investment and US Partnership [Line Items]
Amount Of Tranche	$ 2,698,884
Share capital or share subscription	1,459,445
Royalty payable	1,901,547
Loss on re-measurement of derivative liability	(662,108)	$ 0	$ 0
Derivative financial liabilities	0
February 8, 2021 [Member]
Investment and US Partnership [Line Items]
Amount Of Tranche	492,092
Share capital or share subscription	364,512
Royalty payable	346,287
Loss on re-measurement of derivative liability	(218,707)
Derivative financial liabilities	0
March 23, 2021 [Member]
Investment and US Partnership [Line Items]
Amount Of Tranche	490,000
Share capital or share subscription	272,222
Royalty payable	344,815
Loss on re-measurement of derivative liability	(127,037)
Derivative financial liabilities	445,384
April 23, 2021 [Member]
Investment and US Partnership [Line Items]
Amount Of Tranche	717,871
Share capital or share subscription	378,667
Royalty payable	507,376
Loss on re-measurement of derivative liability	(168,172)
Derivative financial liabilities	(163,892)
August 30, 2021 [Member]
Investment and US Partnership [Line Items]
Amount Of Tranche	500,528
Share capital or share subscription	240,995
Royalty payable	352,224
Loss on re-measurement of derivative liability	(92,691)
Derivative financial liabilities	(225,991)
November 30, 2021 [Member]
Investment and US Partnership [Line Items]
Amount Of Tranche	498,393
Share capital or share subscription	203,049
Royalty payable	350,845
Loss on re-measurement of derivative liability	(55,501)
Derivative financial liabilities	$ (55,501)